Note 5 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Goodwill [Table Text Block]
	Total	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions
Balance at January 1, 2024:
Goodwill, gross	$26,642	$8,019	$18,623
Goodwill, net	$26,642	$8,019	$18,623

Goodwill allocation related to acquisition	182,905	182,905	-
Foreign currency translation	(1,511)	(70)	(1,441)

Balance at December 31, 2024:
Goodwill, gross	$208,036	$190,854	$17,182
Goodwill, net	$208,036	$190,854	$17,182

Goodwill allocation related to acquisition	3,809	$3,809	$-
Foreign currency translation	2,976	395	2,581

Balance at December 31, 2025:
Goodwill, gross	$214,821	$195,058	$19,763
Goodwill, net	$214,821	$195,058	$19,763

Schedule of Excess of Estimated Fair Values Over Carrying Value, Including Goodwill [Table Text Block]
Reporting Unit	% by Which Estimated Fair Value Exceeds Carrying Value
Power Solutions and Protection	540%
Cinch Connectivity Solutions	391%
CUI	72%
Enercon	56%

Schedule of Finite Lived and Indefinite Lived Intangible Assets [Table Text Block]
	December 31, 2025			December 31, 2024
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Patents, licenses and technology	$56,417	$15,642	$40,775	$56,628	$12,589	$44,039
Customer relationships	187,723	48,936	138,787	186,683	36,953	149,730
Trademarks	38,563	159	38,404	38,337	158	38,179
	$282,703	$64,737	$217,966	$281,648	$49,700	$231,948

Intangible Asset, Finite-Lived, and Capitalized Cost, Software to be Sold, Leased, or Marketed, Estimated Amortization Expense [Table Text Block]
December 31,	Amortization Expense
2026	$14,781
2027	14,781
2028	14,715
2029	13,612
2030	12,259